PREPAID EXPENSES AND DEPOSITS (Schedule of prepaid expenses and deposit) (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Prepaid Expenses And Deposits [Abstract]
Prepaid expenses	$ 451,435	$ 82,216
Prepaid inventory	0	5,974
Advances to suppliers	2,910,956	282,216
Other advances	814	607
Total prepaid expenses and deposits	3,363,205	371,013
Current portion	452,249	371,013
Long-term portion	$ 2,910,956	$ 0